Trade and Other Payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018
Trade and other payables [abstract]
Trade creditors	$ 5,162	$ 4,574
Other creditors	1,560	1,406
Total	6,722	5,980
Current	6,717	5,977
Non-current	$ 5	$ 3